Derivatives - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - Level 3 - USD ($) $ in Millions	Sep. 30, 2025	Mar. 31, 2025
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	$ 0	$ 0
Cash Flow Hedging | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	8	7
Derivative Liabilities	$ 1	$ 2